Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

February 28, 2017

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:

Form N-1A Filing for Global Macro Absolute Return Advantage Portfolio

(the “Portfolio”)

Amendment No. 7 (File No. 811-22424) (the “Amendment”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective Registration Statement on Form N-1A under the 1940 Act.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s Amendment No. 6, which was filed with the Securities and Exchange Commission (the “SEC”) on February 26, 2016 (Accession No. 0000940394-16-002120).  The Portfolio is a “master” fund in a “master-feeder” fund arrangement.  The Portfolio’s audited consolidated financial statements dated October 31, 2016 are incorporated into the Amendment by reference to a previous electronic filing with the SEC (Accession No. 0001193125-16-805330).

Please contact me at (617) 672-8507 if you have any questions or comments concerning the Amendment.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President